Form N-1A Cover	Apr. 30, 2025
Prospectus [Line Items]
Document Type	485BPOS
Amendment Flag	false
Registrant Name	TWO ROADS SHARED TRUST
Document Effective Date	Jun. 28, 2025
Entity Central Index Key	0001552947
Document Creation Date	Jun. 24, 2025
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2025
Prospectus Date	Jun. 28, 2025